Unsecured senior notes (Tables)	12 Months Ended
Dec. 31, 2019
Unsecured senior notes
Schedule of unsecured senior notes

	As of December 31,			Effective interest rate
	2017	2018	2019
	RMB	RMB	RMB
US$500,000 3.125% notes due 2021	3,242,565	3,413,264	3,477,276	3.37%
US$500,000 3.875% notes due 2026	3,204,792	3,372,879	3,435,216	4.15%

Carrying value	6,447,357	6,786,143	6,912,492
Unamortized discount and debt issuance costs	86,843	77,057	63,708

Total principal amounts of unsecured senior notes	6,534,200	6,863,200	6,976,200